Fair Value (Tables)	12 Months Ended
Mar. 31, 2021
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
As of March 31, 2020	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥19,215	¥—	¥19,215
Interest rate instruments	—	76,589	—	76,589

Total	—	95,804	—	95,804

Debt securities	18,175	34,949	5,224	58,348
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	9,069	—	9,069
Equity securities	78,493	—	99,508	178,001

Total	¥96,668	¥139,822	¥104,732	¥341,222

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥24,834	¥—	¥24,834
Interest rate instruments	—	90,334	—	90,334

Total	—	115,168	—	115,168

Total	¥—	¥115,168	¥—	¥115,168

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2020.

	Yen (millions)
As of March 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥43,782	¥—	¥43,782
Interest rate instruments	—	60,367	—	60,367
Other	—	—	4,829	4,829

Total	—	104,149	4,829	108,978

Debt securities	26,570	36,439	5,314	68,323
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,134	—	10,134
Equity securities	234,155	—	110,050	344,205

Total	¥260,725	¥150,722	¥120,193	¥531,640

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥17,343	¥—	¥17,343
Interest rate instruments	—	64,913	—	64,913

Total	—	82,256	—	82,256

Total	¥—	¥82,256	¥—	¥82,256

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2020 and 2021 are as follows:

	Yen (millions)
For the year ended March 31, 2020	Debt securities	Equity securities
Balance as of April 1, 2019	¥5,439	¥98,156

Total gains or losses:
Profit or loss	(28)	—
Other comprehensive income	—	(3,584)
Purchases	—	5,222
Sales	—	(40)
Exchange differences on translating foreign operations	(187)	(246)

Balance as of March 31, 2020	¥5,224	¥99,508

Unrealized gains or losses included in profit or loss on assets held at March 31, 2020	¥(28)	¥—

	Yen (millions)
For the year ended March 31, 2021	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2020	¥—	¥5,224	¥99,508

Total gains or losses:
Profit or loss	4,665	(43)	—
Other comprehensive income	—	—	3,748
Purchases	—	—	7,701
Sales	—	—	(1,243)
Exchange differences on translating foreign operations	164	133	336

Balance as of March 31, 2021	¥4,829	¥5,314	¥110,050

Unrealized gains or losses included in profit or loss on assets held at March 31, 2021	¥4,665	¥(43)	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2020 and 2021 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2020 and 2021 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥5,161,165	¥5,173,553	¥5,414,550	¥5,488,065
Debt securities	62,204	62,210	173,302	173,302
Financing liabilities	7,469,686	7,408,800	7,720,985	7,809,379